LOSSES PER SHARE (Narrative) (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the calculations	8,797,858	8,002,799